Supplement dated September 12, 2013
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	5/01/2013
Effective on or about September 12, 2013, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the "Summary of Columbia VP - Mid Cap Value Opportunity Fund" section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Hoffman	Portfolio Manager	Co-manager	September 2013
Diane Sobin, CFA	Portfolio Manager	Co-manager	September 2013
The rest of the section remains the same.
The portfolio manager information under the caption “Portfolio Management” for Columbia VP – Mid Cap Value Opportunity Fund in the “More Information About the Funds” section is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Hoffman	Portfolio Manager	Co-manager	September 2013
Diane Sobin, CFA	Portfolio Manager	Co-manager	September 2013
Mr. Hoffman joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.
Ms. Sobin joined Threadneedle in 2011 as a portfolio manager. Prior to joining Threadneedle, Ms. Sobin worked as an investment professional for the Investment Manager or its predecessors from 2001 to 2011. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.
The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-210 A (9/13)

Supplement dated September 12, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	5/01/2013
Effective on or about September 12, 2013, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Hoffman	Portfolio Manager	Co-manager	September 2013
Diane Sobin, CFA	Portfolio Manager	Co-manager	September 2013
The rest of the section remains the same.
The following information is hereby added under the caption “Primary Service Providers - Investment Manager” in the “More Information About the Fund” section:
The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.
The portfolio manager information under the caption “Primary Service Providers - Portfolio Management” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Hoffman	Portfolio Manager	Co-manager	September 2013
Diane Sobin, CFA	Portfolio Manager	Co-manager	September 2013
Mr. Hoffman joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.
Ms. Sobin joined Threadneedle in 2011 as a portfolio manager. Prior to joining Threadneedle, Ms. Sobin worked as an investment professional for the Investment Manager or its predecessors from 2001 to 2011. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6474-3 A (9/13)